UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arlene Francis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               April 18, 2007
     ----------------------         -------------             -----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           68

Form 13F Information Table Value Total:  $   263,261
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8      282   284000 PRN      SOLE                                     284000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5376  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5868  6026000 PRN      SOLE                                    6026000
Liquidia Technologies Series A PFD                             109    30580 SH       SOLE                                      30580
A T & T                        COM              001957109      209     5300 SH       SOLE                                       5300
Acxiom                         COM              005125109     2723   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     2836   287900 SH       SOLE                                     287900
AmSurg                         COM              03232P405     2807   114605 SH       SOLE                                     114605
ArthroCare                     COM              043136100     1524    42300 SH       SOLE                                      42300
Avid Technology                COM              05367P100     2535    72690 SH       SOLE                                      72690
BISYS Group                    COM              055472104     5140   448500 SH       SOLE                                     448500
Baldor Electric                COM              057741100    11179   296205 SH       SOLE                                     296205
Biomet                         COM              090613100     5290   124490 SH       SOLE                                     124490
Brady                          COM              104674106      624    20000 SH       SOLE                                      20000
Buckeye Partners LP Unit       COM              118230101      331     6650 SH       SOLE                                       6650
CYTYC                          COM              232946103     6793   198575 SH       SOLE                                     198575
Celgene                        COM              151020104     1710    32600 SH       SOLE                                      32600
Charles River Labs             COM              159864107     2564    55430 SH       SOLE                                      55430
Cognex                         COM              192422103     3699   170700 SH       SOLE                                     170700
Computer Programs & Systems    COM              205306103     1510    56300 SH       SOLE                                      56300
DJO                            COM              23325G104      968    25550 SH       SOLE                                      25550
Digital River                  COM              25388b104     2048    37075 SH       SOLE                                      37075
Dionex                         COM              254546104     7554   110910 SH       SOLE                                     110910
Energy Conversion              COM              292659109      524    15000 SH       SOLE                                      15000
Exxon                          COM              302290101      294     3900 SH       SOLE                                       3900
Factset Research System        COM              303075105     7030   111855 SH       SOLE                                     111855
Forrester Research             COM              346563109     6831   240855 SH       SOLE                                     240855
Fuelcell Energy                COM              35952H106      196    25000 SH       SOLE                                      25000
Gentex                         COM              371901109      600    36900 SH       SOLE                                      36900
Genzyme                        COM              372917104     2793    46532 SH       SOLE                                      46532
Haemonetics                    COM              405024100    12295   263000 SH       SOLE                                     263000
Healthways                     COM              422245100     2991    63975 SH       SOLE                                      63975
Huron Consulting Group         COM              447462102     3114    51190 SH       SOLE                                      51190
ICON PLC ADR                   COM              45103T107     7738   181640 SH       SOLE                                     181640
IDEXX Laboratories             COM              45168D104     9975   113830 SH       SOLE                                     113830
ITRON                          COM              465741106     5776    88800 SH       SOLE                                      88800
Invitrogen                     COM              46185r100      280     4400 SH       SOLE                                       4400
Jack Henry & Associates        COM              426281101     3644   151500 SH       SOLE                                     151500
Johnson & Johnson              COM              478160104     5741    95266 SH       SOLE                                      95266
KV Pharmaceutical Cl A         COM              482740206     7371   298062 SH       SOLE                                     298062
Kaydon                         COM              486587108     2226    52300 SH       SOLE                                      52300
Keystone Automotive            COM              49338N109    14302   424405 SH       SOLE                                     424405
LECG                           COM              523234102      960    66300 SH       SOLE                                      66300
Manhattan Associates           COM              562750109    10590   386075 SH       SOLE                                     386075
MedQuist                       COM              584949101      860    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     6651   215800 SH       SOLE                                     215800
Medimmune                      COM              584699102      246     6750 SH       SOLE                                       6750
Mentor                         COM              587188103     3229    70200 SH       SOLE                                      70200
Merit Med Sys                  COM              589889104     2280   181700 SH       SOLE                                     181700
Microtek Medical Holdings      COM              59515B109     3334   700500 SH       SOLE                                     700500
O'Reilly Automotive            COM              686091109     8045   243040 SH       SOLE                                     243040
Orthofix                       COM              N6748L102     4756    93170 SH       SOLE                                      93170
PRA International              COM              69353C101     4882   226450 SH       SOLE                                     226450
Pharmaceutical Prod Dvlpt      COM              717124101    14066   417505 SH       SOLE                                     417505
Quaker Chemical                COM              747316107     2976   124991 SH       SOLE                                     124991
Respironics                    COM              761230101     5515   131335 SH       SOLE                                     131335
SEI Investments                COM              784117103     9034   150000 SH       SOLE                                     150000
Sanmina-SCI                    COM              800907107     1234   340951 SH       SOLE                                     340951
Sapiens Int'l                  COM              N7716A102       65    38500 SH       SOLE                                      38500
Skyworks Solutions             COM              020753109     1251   217650 SH       SOLE                                     217650
Spacehab                       COM              846243103      179   303600 SH       SOLE                                     303600
Stem Cell Innovations          COM              85857B100       10   225000 SH       SOLE                                     225000
Therma-Wave                    COM              88343A108      242   156282 SH       SOLE                                     156282
UQM Technologies               COM              903213106      115    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911x104     7101   410695 SH       SOLE                                     410695
Veeco Instruments              COM              922417100      877    45000 SH       SOLE                                      45000
VistaCare                      COM              92839Y109     1286   147800 SH       SOLE                                     147800
Zebra Technologies             COM              989207105     6075   157330 SH       SOLE                                     157330